Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.  Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements of EarthLink, which include the accounts of its wholly-owned subsidiaries, for the three months ended March 31, 2010 and 2011 and the related footnote information are unaudited and have been prepared on a basis consistent with the Company’s audited consolidated financial statements as of December 31, 2010 contained in the Company’s Annual Report on Form 10-K as filed with the Securities and Exchange Commission (the “Annual Report”).  All significant intercompany transactions have been eliminated.

These financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto contained in the Company’s Annual Report.  In the opinion of management, the accompanying unaudited financial statements contain all adjustments (consisting of normal recurring adjustments), which management considers necessary to present fairly the Company’s financial position, results of operations and cash flows for the interim periods presented.  The results of operations for the three months ended March 31, 2011 are not necessarily indicative of the results anticipated for the entire year ending December 31, 2011.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results may differ from those estimates.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation. Specifically, the Company combined sales and marketing, operations and customer support and general and administrative expenses into selling, general and administrative expenses. In addition, the Company reclassified depreciation expense from cost of revenues and selling, general and administrative expenses to depreciation and amortization. Approximately $1.9 million of depreciation expense was reclassified from cost of revenues to depreciation and amortization during the three months ended March 31, 2010 and $1.5 million of depreciation expense was reclassified from selling, general and administrative expenses to depreciation and amortization during the three months ended March 31, 2010.

2.                                      Summary of Significant Accounting Policies

Basis of Consolidation

The consolidated financial statements include the accounts of EarthLink and all wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated.

Discontinued Operations

The Company reflected its municipal wireless broadband results of operations as discontinued operations for the year ended December 31, 2008. See Note 5, “Discontinued Operations,” for further discussion.

Business Combinations

The Company accounts for business combinations by recognizing all of the assets acquired and liabilities assumed at the acquisition date fair value. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While the Company uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company’s estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to the Company’s Consolidated Statements of Operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities in the consolidated financial statements and accompanying footnotes. Actual results could differ from those estimates. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to the allowance for doubtful accounts; the use, recoverability, and/or realizability of certain assets, including deferred tax assets; useful lives of intangible assets and property and equipment; the fair values of assets acquired and liabilities assumed in acquisitions of businesses, including acquired intangible assets; expected results of disputed vendor charges for cost of services; facility exit and restructuring liabilities; fair values of investments; stock-based compensation; unrecognized tax benefits; contingent liabilities and long-lived asset impairments. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less at the date of acquisition. Cash equivalents are stated at cost, which approximates fair value.

Marketable Securities

Marketable securities consist of investments with original maturities greater than three months at the date of acquisition. Marketable securities with maturities less than one year from the balance sheet date are classified as short-term marketable securities. Marketable securities with maturities greater than one year from the balance sheet date are classified as long-term marketable securities. These investments primarily consist of government and agency notes, which include U.S. treasury securities and government-sponsored debt securities, commercial paper and corporate debt securities, all of which bear a minimum short-term rating of A1/P1 or a minimum long-term rating of A/A2. These securities are classified as available for sale. Available-for-sale securities are carried at fair value, with any unrealized gains and losses, net of tax, included in accumulated other comprehensive income as a separate component of stockholders’ equity and in total comprehensive income. Amounts reclassified out of accumulated other comprehensive income into earnings are determined on a specific identification basis. Realized gains and losses on marketable securities are included in gain (loss) on investments, net, in the Consolidated Statements of Operations and are determined on a specific identification basis.

As of December 31, 2009, marketable securities also included auction rate securities. The Company’s auction rate securities were variable-rate debt instruments whose underlying agreements had contractual maturities of up to 40 years, but had interest rate reset periods at pre-determined intervals, usually every 28 days. These securities were predominantly secured by student loans guaranteed by state related higher education agencies and reinsured by the U.S. Department of Education. Beginning in February 2008, auctions for these securities failed to attract sufficient buyers, resulting in the Company continuing to hold such securities. In October 2008, EarthLink entered into an agreement with the broker that sold the Company its auction rate securities that gave the Company the right to sell its existing auction rate securities back to the broker at par plus accrued interest, beginning on June 30, 2010 until July 2, 2012 (herein referred to as the “put right”). As a result of the put right, these securities were classified as short-term marketable securities in the Consolidated Balance Sheet as of December 31, 2009. The Company’s auction rate securities were classified as trading securities and were carried at fair value, with unrealized gains and losses included in gain (loss) on investments, net, in the Consolidated Statements of Operations. During the year ended December 31, 2010, the Company sold its auction rate securities to the selling broker at par, plus accrued interest. As a result, the Company no longer held investments in auction rate securities as of December 31, 2010. See Note 6, “Investments,” for more information.

The Company periodically evaluates whether declines in fair values of its investments below their cost are potentially other than temporary. This evaluation consists of several qualitative and quantitative factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and the Company’s ability and intent to hold the investment for a period of time which may be sufficient for anticipated recovery in market value.

Allowance for Doubtful Accounts

EarthLink maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make payments. In assessing the adequacy of the allowance for doubtful accounts, management considers multiple factors including the aging of its receivables, historical write-offs, the credit quality of its customers, the general economic environment and other factors that may affect customers’ ability to pay. If the financial condition of EarthLink’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company’s allowance for doubtful accounts was $1.7 million and $1.2 million as of December 31, 2009 and 2010, respectively. The Company recorded bad debt expense of $16.1 million, $6.2 million and $3.6 million during the years ended December 31, 2008, 2009 and 2010, respectively. The Company’s write-offs of uncollectible accounts were $18.5 million, $8.5 million and $4.1 million during the years ended December 31, 2008, 2009 and 2010, respectively.

Inventory

Inventory primarily consists of customer premises equipment held for resale and is valued at the lower of cost or market, using the first-in, first-out method.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Property and equipment acquired in connection with business combinations are stated at the acquisition date fair value. Expenditures for maintenance and repairs are charged to operating expense as incurred. Upon retirements or sales, the original cost and related accumulated depreciation are removed from the respective accounts, and the gains and losses are included in interest expense and other, net, or as facility exit and restructuring costs, as appropriate. Upon impairment, the Company accelerates depreciation of the asset and such cost is included in operating expenses. Depreciation expense is determined using the straight-line method over the estimated useful lives of the various asset classes. Leasehold improvements are depreciated using the straight-line method over the shorter of their estimated useful lives or the remaining term of the lease. When leases are extended, the remaining useful lives of leasehold improvements are increased as appropriate, but not for a period in excess of the remaining lease term. The estimated useful lives of property and equipment are as follows:

Buildings	15–30 years
Fiber optic network	10–20 years
Telecommunciations equipment	2–10 years
Computer hardware and software	2–5 years
Furniture, fixtures and office equipment	2–5 years
Customer acquisition costs	31–36 months
Leasehold improvements	Shorter of estimated useful life or lease term

The Company capitalizes costs directly related to the design, deployment and expansion of its network and operating support systems, including employee-related costs. The Company also capitalizes customer installation and acquisition costs related to its Business Services customers to the extent they are recoverable. Customer installation costs represent nonrecurring fees paid to other telecommunications carriers for services performed by the carriers when the Company orders facilities in connection with new customers acquired by the Company. Customer acquisition costs include internal personnel costs directly associated with the provisioning of new customer orders. Such customer acquisition costs represent incremental direct costs incurred by the Company that would not have been incurred absent a new customer contract. Customer installation and acquisition costs are amortized over the actual weighted average initial contract terms of contracts initiated each month, assuming a customer churn factor.

Investments

Equity investments in other companies.  Investments in other companies are accounted for under the cost method of accounting because the Company does not have the ability to exercise significant influence over the companies’ operations. Under the cost method of accounting, investments in private companies are carried at cost and are only adjusted for other-than-temporary declines in fair value and distributions of earnings. For cost method investments in public companies that have readily determinable fair values, the Company classifies its investments as available for sale and, accordingly, records these investments at their fair values with unrealized gains and losses included as a separate component of stockholders’ equity and in total comprehensive income. Upon sale or liquidation, realized gains and losses are included in the Consolidated Statement of Operations. Amounts reclassified out of accumulated other comprehensive income into earnings are determined on a specific identification basis.

Management regularly evaluates the recoverability of its investments based on the performance and the financial position of those companies as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs. Management also regularly evaluates whether declines in fair values of its investments below their cost are potentially other than temporary. This evaluation consists of several qualitative and quantitative factors regarding the severity and duration of the unrealized loss as well as the Company’s ability and intent to hold the investment for a period of time to recover the cost basis of the investment.

Put right.  The Company had a put right to sell its auction rate securities back to the broker. The put right was classified as other current assets in the Consolidated Balance Sheet as of December 31, 2009. The Company elected the fair value option for the put right and recorded the put right at fair value, with changes in fair value recognized as gain (loss) on investments, net, in the Consolidated Statement of Operations. The fair value of the put right was estimated using a discounted cash flow analysis. During the year ended December 31, 2010, the Company sold its auction rate securities to the selling broker at par, plus accrued interest. As a result, the Company no longer had a put right as of December 31, 2010. See Note 6, “Investments,” for more information.

Variable Interest Entities

Variable interest entities (“VIEs”) are entities that either do not have equity investors with proportionate economic and voting rights or have equity investors that do not provide sufficient financial resources for the entity to support its activities. Consolidation is required if it is determined that the Company absorbs a majority of the expected losses and/or receives a majority of the expected returns. In determining if an investee is a VIE and whether EarthLink must consolidate its results, management evaluates whether the equity of the entity is sufficient to absorb its expected losses and whether EarthLink is the primary beneficiary. Management generally performs this assessment at the date EarthLink becomes involved with the entity and upon changes in the capital structure or related governing documents of the entity. Management has concluded that the Company does not have any arrangements with entities that would require consolidation.

Goodwill and Purchased Intangible Assets

Goodwill is the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations accounted for under the purchase method of accounting. Purchased intangible assets consist primarily of subscriber bases and customer relationships, acquired software and technology, trade names and other assets acquired in conjunction with the purchases of businesses and subscriber bases from other companies. When management determines material intangible assets are acquired in conjunction with the purchase of a company, EarthLink determines the fair values of the identifiable intangible assets by taking into account management’s own analysis and an independent third party appraisal. Intangible assets determined to have definite lives are amortized on a straight-line basis over their estimated useful lives. Subscriber bases acquired directly are valued at cost plus assumed service liabilities, which approximates fair value at the time of purchase.

The Company does not amortize goodwill and intangible assets deemed to have indefinite lives. The Company tests its goodwill and indefinite-lived intangible assets annually during the fourth quarter of its fiscal year or when events and circumstances indicate that those assets might be permanently impaired. Impairment testing of goodwill is required at the reporting unit level (operating segment or one level below operating segment) and involves a two-step process. The first step of the impairment test involves comparing the estimated fair value of the Company’s reporting units with the reporting units’ carrying amounts, including goodwill. The Company estimates the fair value of the reporting unit using discounted expected future cash flows. If the carrying amount of the reporting unit exceeds its fair value, a second step is performed to compare the carrying amount of goodwill to the implied fair value of that goodwill. If the carrying amount of goodwill exceeds the implied fair value of that goodwill, an impairment loss would be recognized in an amount equal to the excess. Impairment testing of intangible assets deemed to have indefinite lives is performed by comparing the carrying value of the asset to the fair value. If the carrying amount of an indefinite-lived intangible asset exceeds the fair value, an impairment loss is recognized equal to the excess.

Long-Lived Assets

The Company evaluates the recoverability of long-lived assets, including property and equipment and purchased definite-lived intangible assets, for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, EarthLink recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss, if any, based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Leases

The Company categorizes leases at their inception as either operating or capital leases depending on certain criteria. The Company recognizes rent expense for operating leases on a straight-line basis without regard to deferred payment terms, such as rent holidays or fixed escalations. Incentives are treated as a reduction of the Company’s rent costs over the term of the lease agreement. The Company records leasehold improvements funded by landlords under operating leases as leasehold improvements and deferred rent.

Revenue Recognition

General.  EarthLink recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. EarthLink’s customers generally pay in advance for their services, and revenue is recognized ratably over the service period. Advance payments from customers for invoiced services that have not yet been performed are recorded as deferred revenue in the Consolidated Balance Sheets.

Consumer Services.  The Company’s Consumer Services segment earns revenue from narrowband access services (including traditional, fully-featured narrowband access and value-priced narrowband access) and broadband access services (including high-speed access via cable and DSL and Voice-over-Internet Protocol (“VoIP”)). The Company’s Consumer Services segment also earns revenues from value-added services, which include revenues from ancillary services sold as add-on features to EarthLink’s Internet access services, such as security products, premium email only, home networking, email storage and Internet call waiting; search revenues; and advertising revenues. Revenues from access services generally consist of recurring monthly charges for such services; usage fees; installation fees; termination fees; and fees for equipment. Value-added services revenues consist of fees charged for ancillary services; fees charged for paid placements for searches; delivering traffic to EarthLink’s partners in the form of subscribers, page views or e-commerce transactions; advertising EarthLink partners’ products and services in EarthLink’s various online properties; and referring EarthLink customers to partners’ products and services. Advertising revenues are recorded when earned based on the per unit contractual rate and the number of units sold, number of subscriber impressions, or number of subscriber purchases or actions.

Business Services.  The Company’s Business Services segment earns revenue by providing high-speed or broadband data communications services, which include managed IP-based networks and Internet access; voice services, which include local exchange services, long distance and conference calling services; mobile voice and data services; and the sale of transmission capacity to other telecommunications carriers. Revenues from these services generally consist of recurring monthly charges for such services; usage fees; installation fees; and termination fees. The Company’s Business Services segment also earns revenue by providing web hosting services. Web hosting revenues consist of fees charged for leasing server space and providing web services to enable customers to build and maintain an effective online presence.

When the Company receives service activation and installation fee revenues in advance of the provision of services, the Company defers the service activation and installation fee revenues and amortizes them over the actual weighted average initial contract terms of contracts initiated each month, assuming a customer churn factor.

The Company generates revenues from the sale of telephone systems, other equipment, and services. Revenues from these sources are recognized upon installation or as services are performed. Revenues, such as the sale of telephone systems, may be part of multiple element arrangements. For example, the Company may provide for the sale of equipment and installation of that equipment or, alternatively, may sell these products separately without installation. The Company identifies the sale of and installation of equipment as separate elements in the earnings process, and if a separate element (installation) is essential to the functionality of another element (equipment sale), the Company recognizes revenue for a delivered element only when the remaining elements in the arrangement are delivered.

Gross versus net revenue recognition.  EarthLink maintains relationships with certain telecommunication partners in which it provides services to customers using the “last mile” element of the telecommunication providers’ networks. The term “last mile” generally refers to the element of telecommunications networks that is directly connected to homes and businesses. Generally, when EarthLink is the primary obligor in the transaction with the subscriber, has latitude in establishing prices, is the party determining the service specifications or has several but not all of these indicators, EarthLink records the revenue at the amount billed the subscriber. If EarthLink is not the primary obligor and/or the broadband partner has latitude in establishing prices, EarthLink records revenue associated with the related subscribers on a net basis, netting the cost of revenue associated with the service against the gross amount billed the customer and recording the net amount as revenue.

Taxes Collected from Customers and Remitted to Governmental Authorities

The Company currently records all taxes billed to its customers and remitted to governmental authorities, including Universal Service Fund contributions and sales, use and excise taxes, on a net basis in the Consolidated Statements of Operations.

Cost of Revenues

Cost of revenues includes costs directly associated with providing services to the Company’s customers. Cost of revenues does not include depreciation and amortization expense. Cost of revenues for the Company’s Consumer Services segment primarily consists of telecommunications fees and network operations costs incurred to provide the Company’s Internet access services; fees paid to content providers for information provided on the Company’s online properties; and the cost of equipment sold to customers for use with the Company’s services. Consumer Services cost of revenues also include sales incentives, which include the cost of promotional products and services provided to potential and new subscribers, including free modems and other hardware and free Internet access on a trial basis. EarthLink classifies the costs of sales incentives as cost of revenues.

Cost of revenues for the Company’s Business Services segment primarily consists of the cost of connecting customers to the Company’s networks via leased facilities; the costs of leasing components of its network facilities; costs paid to third-party providers for interconnect access and transport services; and the costs of equipment sold to customers for use with the Company’s services. The Company utilizes other carriers to provide services where the Company does not have facilities. The Company utilizes a number of different carriers to terminate its long distance calls outside the southeastern United States. These costs are expensed as incurred. These costs include an estimate of charges for which invoices have not yet been received, and are based upon the estimated number of transmission lines and facilities in service, estimated minutes of use and estimated amounts accrued for pending disputes with other carriers, as well as upon the contractual rates charged by the Company’s service providers. Subsequent adjustments to these estimates may occur after the bills are received for the actual costs incurred, but these adjustments generally are not expected to be material to operating results.

Selling, General and Administrative Expense

The Company’s selling, general and administrative expenses consist of expenses related to sales and marketing, customer service, network operations, information technology, regulatory, billing and collections, corporate administration, and legal and accounting. Such costs include salaries and related employee costs (including stock-based compensation), outsourced labor, professional fees, property taxes, travel, insurance, rent, advertising and other administrative expenses.

Advertising Costs

Advertising costs are expensed as incurred and included in selling, general and administrative expense. Advertising expenses were $21.6 million, $13.8 million and $12.4 million during the years ended December 31, 2008, 2009 and 2010, respectively.

Stock-Based Compensation

As of December 31, 2010, EarthLink had various stock-based compensation plans, which are more fully described in Note 12, “Stock-Based Compensation.” The Company measures compensation cost for all stock awards at fair value on the date of grant and recognizes compensation expense over the requisite service period for awards expected to vest. The Company estimates the fair value of stock options using the Black-Scholes valuation model, and determines the fair value of restricted stock units based on the number of shares granted and the quoted price of EarthLink’s common stock on the date of grant. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. For performance-based awards, the Company recognizes expense over the requisite service period, net of estimated forfeitures, using the accelerated attribution method when it is probable that the performance measure will be achieved. The estimate of awards that will ultimately vest requires significant judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical employee attrition rates. Actual results, and future changes in estimates, may differ substantially from the Company’s current estimates.

Restructuring and Acquisition-Related Costs

The Company recognizes a liability for costs associated with an exit or disposal activity when the liability is incurred. Facility exit and restructuring liabilities include estimates for, among other things, severance payments and amounts due under lease obligations, net of estimated sublease income, if any. Key variables in determining lease estimates include operating expenses due under lease arrangements, the timing and amounts of sublease rental payments, tenant improvement costs and brokerage and other related costs. The Company periodically evaluates and, if necessary, adjusts its estimates based on currently-available information. Such adjustments are classified as restructuring and acquisition-related costs in the Consolidated Statements of Operations.

Acquisition-related costs are expensed in the period in which the costs are incurred and the services are received. Acquisition-related costs consist of external costs directly related to EarthLink’s acquisitions, such as advisory, legal, accounting, valuation and other professional fees. Acquisition-related costs also include employee severance and benefit costs and costs resulting from the settlement of stock-based awards attributable to postcombination service in connection with the ITC^DeltaCom acquisition. See Note 3, “Acquisitions,” for more detail.

Post-Employment Benefits

Post-employment benefits primarily consist of the Company’s severance plans. When the Company has either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, the Company recognizes severance costs when they are both probable and reasonably estimable.

Income Taxes

The Company recognizes deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial reporting and tax bases of existing assets and liabilities. Deferred tax assets and liabilities are measured using tax rates in effect for the year in which the temporary differences are expected to reverse. A valuation allowance is recorded to reduce the carrying amounts of net deferred tax assets if it is more likely than not that those assets will not be realized. EarthLink considers many factors when assessing the likelihood of future realization including the Company’s recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income, prudent and feasible tax planning strategies that are available, the carryforward periods available to the Company for tax reporting purposes and other relevant factors.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

Earnings per Share

The Company presents a dual presentation of basic and diluted earnings per share. Basic earnings per share represents net income divided by the weighted average number of common shares outstanding during the reported period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, including stock options, restricted stock units, phantom share units and convertible debt (collectively “Common Stock Equivalents”), were exercised or converted into common stock. The dilutive effect of outstanding stock options, restricted stock units and convertible debt is reflected in diluted earnings per share by application of the treasury stock method. The dilutive effect of phantom share units is reflected on an if-converted basis. In applying the treasury stock method for stock-based compensation arrangements, the assumed proceeds are computed as the sum of the amount the employee must pay upon exercise, the amount of compensation cost attributed to future services and not yet recognized and the amount of excess tax benefits, if any, that would be credited to additional paid-in capital assuming exercise of the awards.

The following table sets forth the computation for basic and diluted net income per share for the years ended December 31, 2008, 2009 and 2010:

	Year Ended December 31,
	2008	2009	2010
	(in thousands, except per share data)
Numerator
Income from continuing operations	$187,090	$287,118	$81,480
Loss from discontinued operations	(8,506)	—	—
Net income	$178,584	$287,118	$81,480
Denominator
Basic weighted average common shares outstanding	109,531	106,909	108,057
Dilutive effect of Common Stock Equivalents	1,520	1,175	1,411
Diluted weighted average common shares outstanding	111,051	108,084	109,468
Basic net income per share
Continuing operations	$1.71	$2.69	$0.75
Discontinued operations	(0.08)	—	—
Basic net income per share	$1.63	$2.69	$0.75
Diluted net income per share
Continuing operations	$1.68	$2.66	$0.74
Discontinued operations	(0.08)	—	—
Diluted net income per share	$1.61	$2.66	$0.74

During the years ended December 31, 2008, 2009 and 2010, approximately 8.4 million, 4.9 million and 2.6 million, respectively, stock options and restricted stock units were excluded from the calculation of diluted earnings per share because their effect would have been anti-dilutive. The shares that underlie the Company’s convertible senior notes were also excluded from the calculation of diluted earnings per share during the years ended December 31, 2008 and 2009 because their effect would have been anti-dilutive. Anti-dilutive securities could be dilutive in future periods.

Comprehensive Income

Comprehensive income as presented in the Consolidated Statements of Stockholders’ Equity and Comprehensive Income includes unrealized gains and losses which are excluded from the Consolidated Statements of Operations. For the years ended December 31, 2008, 2009 and 2010, these amounts included changes in unrealized gains and losses, net of tax, on certain investments classified as available-for-sale.

Certain Risks and Concentrations

Credit Risk.  By their nature, all financial instruments involve risk, including credit risk for non-performance by counterparties. Financial instruments that potentially subject the Company to credit risk consist principally of cash equivalents, marketable securities and trade receivables. In addition, credit risk for the Company’s cash equivalents and marketable securities may be exacerbated by unfavorable economic conditions. If financial markets experience prolonged periods of decline, the value or liquidity of the Company’s cash equivalents and marketable securities could decline and result in an other-than-temporary decline in fair value, which could adversely affect the Company’s financial position, results of operations and cash flows.

The Company’s cash investment policy limits investments to investment grade instruments. Accounts receivable are typically unsecured and are derived from revenues earned from customers primarily located in the U.S. Credit risk with respect to trade receivables is limited due to the large number of customers comprising the Company’s customer base. Additionally, the Company maintains allowances for potential credit losses. As of December 31, 2009, two companies each accounted for more than 10% of gross accounts receivable. As of December 31, 2010, one company accounted for approximately 10% of gross accounts receivable. Management regularly evaluates the recoverability of its investments in other companies based on the performance and the financial position of those companies as well as other evidence of market value.

Regulatory Risk.  The Company is subject to certain regulations and requirements of the Federal Communications Commission (the “FCC”) and various state public service commissions. Please refer to “Regulatory Environment” in the Business section of this Annual Report on Form 10-K for a discussion of the regulatory risks to which the Company is subject.

Supply Risk.  The Company’s business depends on the capacity, affordability, reliability and security of third-party network service providers. Only a small number of providers offer the network services the Company requires, and the majority of its network services are currently purchased from a limited number of network service providers. Although management believes that alternate network providers could be found in a timely manner, any disruption of these services could have a material adverse effect on the Company’s financial position, results of operations and cash flows.

The Company also relies on the reliability, capacity and effectiveness of its outsourced customer service and technical support providers. The Company’s Consumer Services segment relies primarily on one customer service and technical support vendor. The Company purchases customer service and technical support services primarily from geographically dispersed service providers. The customer service and technical support service providers may become subject to financial, economic, environmental and political risks, system failures or other services interruptions beyond the Company’s or the providers’ control which could jeopardize their ability to deliver services. Although management believes that alternate contact center service providers could be found in a timely manner, any disruption of these services could have a material adverse effect on the Company’s financial position, results of operations and cash flows.

Fair Value of Financial Instruments

The carrying amounts of the Company’s cash, cash equivalents, trade receivables and trade payables approximate their fair values because of their nature and respective durations. The Company’s short- and long-term investments in marketable securities consist of available-for-sale and trading securities that are carried at fair value. The Company’s equity investments in publicly-held companies are stated at fair value, which is based on quoted market prices, with unrealized gains and losses included in stockholders’ equity. The Company’s investments in privately-held companies are stated at cost, net of other-than-temporary impairments, because it is impracticable to estimate fair value.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation. Specifically, the Company combined sales and marketing, operations and customer support and general and administrative expenses into selling, general and administrative expenses. In addition, the Company reclassified depreciation expense from cost of revenues and selling, general and administrative expenses to depreciation and amortization. Approximately $11.5 million and $8.1 million was reclassified from cost of revenues to depreciation and amortization during the years ended December 31, 2008 and 2009, respectively, and approximately $11.5 million and $8.1 million was reclassified from selling, general and administrative expenses to depreciation and amortization during the years ended December 31, 2008 and 2009, respectively.

Recently Issued Accounting Pronouncements

In September 2009, the Financial Accounting Standards Board (“FASB”) issued new guidance on revenue recognition. The new guidance addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit and to modify the manner in which the transaction consideration is allocated across the separately identifiable deliverables and how revenue is recognized. The new guidance also significantly expands the disclosure requirements for multiple- element arrangements. The new guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The Company does not expect the adoption of the new guidance to have a material impact on its financial statements.

In December 2010, the FASB issued new guidance on when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The new guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company does not expect the adoption of the new guidance to have a material impact on its financial statements.

Also in December 2010, the FASB issued new guidance on disclosure of supplementary pro forma financial information for business combinations. The new guidance specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The new guidance also expands the supplemental pro forma disclosures for business combinations to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The new guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company does not expect the adoption of the new guidance to have a material impact on its financial statements.